Cover	12 Months Ended
Jun. 30, 2023
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 4
Entity Registrant Name	INTELLIGENT BIO SOLUTIONS INC.
Entity Central Index Key	0001725430
Entity Tax Identification Number	82-1512711
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	142 West 57th Street
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(646)
Local Phone Number	828-8258
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	142 West 57th Street
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
Contact Personnel Name	Harry Simeonidis